Financial Statement Details - Non-cash Operating Activities (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 28, 2020	Jun. 30, 2019	Jun. 24, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Lease asset and liability additions	$ 28.3	$ 0.0	$ 0.0
Lease asset and liability modifications, net	4.8	$ 0.0	$ 0.0
Operating lease additions due to adoption of ASC 842	$ 11.0